Interest-bearing loans and borrowings - Carrying values and fair values by category (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 EUR (€)
Category of carrying values and fair values
Total carrying value	$ 30,295	$ 28,622	$ 29,232
Fair value	29,179	27,987	27,898
Borrowings	30,295	28,622	29,232
Fair value loss due to change in credit risk	12	(6)	2
Bonds
Category of carrying values and fair values
Cumulative adjustment to the carrying value of the liability	16
Fair value loss due to change in credit risk	(2)
Due within one year
Category of carrying values and fair values
Borrowings	2,700
Instruments at fair value through profit or loss
Category of carrying values and fair values
Total carrying value			294
Amortised cost
Category of carrying values and fair values
Total carrying value	26,440	25,092	27,136
Fair value hedges
Category of carrying values and fair values
Total carrying value	1,468
Cash flow hedges
Category of carrying values and fair values
Total carrying value	2,387	3,530	1,802
Overdrafts
Category of carrying values and fair values
Total carrying value	59	203	183
Fair value	59	203	183
Overdrafts | Amortised cost
Category of carrying values and fair values
Total carrying value	59	203	183
Lease liabilities | Due within one year
Category of carrying values and fair values
Total carrying value	339	271	228
Fair value	339	271	228
Lease liabilities | Due after more than one year
Category of carrying values and fair values
Total carrying value	1,113	857	725
Fair value	1,113	857	725
Lease liabilities | Amortised cost | Due within one year
Category of carrying values and fair values
Total carrying value	339	271	228
Lease liabilities | Amortised cost | Due after more than one year
Category of carrying values and fair values
Total carrying value	1,113	857	725
Borrowings | Due within one year
Category of carrying values and fair values
Total carrying value	2,278	4,926	5,131
Fair value	2,263	4,887	5,105
Borrowings | Due after more than one year
Category of carrying values and fair values
Total carrying value	26,506	22,365	22,965
Fair value	25,405	21,769	21,657
Borrowings | Instruments at fair value through profit or loss | Due within one year
Category of carrying values and fair values
Total carrying value			294
Borrowings | Amortised cost | Due within one year
Category of carrying values and fair values
Total carrying value	2,278	3,931	4,837
Borrowings | Amortised cost | Due after more than one year
Category of carrying values and fair values
Total carrying value	22,651	19,830	21,163
Borrowings | Fair value hedges | Due after more than one year
Category of carrying values and fair values
Total carrying value	1,468
Borrowings | Cash flow hedges | Due within one year
Category of carrying values and fair values
Total carrying value		995
Borrowings | Cash flow hedges | Due after more than one year
Category of carrying values and fair values
Total carrying value	$ 2,387	$ 2,535	$ 1,802
7% Guaranteed debentures
Category of carrying values and fair values
Interest rate on borrowings	7.00%			7.00%
7% Guaranteed debentures | Instruments at fair value through profit or loss
Category of carrying values and fair values
Interest rate on borrowings	7.00%			7.00%
0.75% Callable bond due 2024
Category of carrying values and fair values
Interest rate on borrowings	0.75%			0.75%
0.75% Callable bond due 2024 | Cash flow hedges
Category of carrying values and fair values
Interest rate on borrowings	0.75%			0.75%
Notional amount | €				€ 900
3.625% callable bond due 2027
Category of carrying values and fair values
Interest rate on borrowings	3.625%			3.625%
3.625% callable bond due 2027 | Cash flow hedges
Category of carrying values and fair values
Interest rate on borrowings	3.625%			3.625%
Notional amount | €				€ 750
1.25% Callable bond due 2028
Category of carrying values and fair values
Interest rate on borrowings	1.25%			1.25%
1.25% Callable bond due 2028 | Cash flow hedges
Category of carrying values and fair values
Interest rate on borrowings	1.25%			1.25%
Notional amount | €				€ 800
3.75% Callable bond due 2032
Category of carrying values and fair values
Interest rate on borrowings	3.75%			3.75%
3.75% Callable bond due 2032 | Cash flow hedges
Category of carrying values and fair values
Interest rate on borrowings	3.75%			3.75%
Notional amount | €				€ 750
3.121% Callable bond due 2030
Category of carrying values and fair values
Interest rate on borrowings	3.121%			3.121%
3.121% Callable bond due 2030 | Fair value hedges
Category of carrying values and fair values
Interest rate on borrowings	3.121%			3.121%
Notional amount | €				€ 650
3.278% Callable bond due 2033
Category of carrying values and fair values
Interest rate on borrowings	3.278%			3.278%
3.278% Callable bond due 2033 | Fair value hedges
Category of carrying values and fair values
Interest rate on borrowings	3.278%			3.278%
Notional amount | €				€ 750